Condensed Statements Of Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011		Dec. 30, 2010		Dec. 31, 2009
REVENUE:
Advertising (including revenue from founding members)	$ 101.3	$ 98.6	$ 167.6	$ 157.7	$ 386.1		$ 379.4		$ 335.1
Fathom Events	8.8	15.4	21.6	27.1	49.2		48.0		45.5
Other					0.1		0.1		0.1
Total	110.1	114.0	189.2	184.8	435.4		427.5		380.7
OPERATING EXPENSES:
Advertising operating costs (including amounts to related party affiliates)	8.0	5.9	12.7	9.4	24.6		21.7		20.0
Fathom Events operating costs (including amounts to founding members)	6.5	10.7	15.5	18.3	34.1		32.4		29.1
Network costs	4.9	4.6	9.7	9.2	17.7		20.0		18.6
Theatre access fees-founding members	16.3	14.8	32.0	26.9	55.4	[1]	52.6	[1]	52.7	[1]
Selling and marketing costs (including amounts to founding members)	15.5	14.9	30.0	29.5	59.8		57.9		50.2
Administrative costs	5.2	5.0	10.1	9.8	17.6		17.9		14.8
Administrative fee-managing member	3.4	3.6	7.0	7.6	13.7	[2]	16.6	[2]	10.8	[2]
Depreciation and amortization	5.0	4.3	9.9	8.9	18.8		17.8		15.6
Other costs					0		0		0.7
Total	64.8	63.8	126.9	119.6	241.7		236.9		212.5
OPERATING INCOME	45.3	50.2	62.3	65.2	193.7		190.6		168.2
NON-OPERATING EXPENSES:
Interest on borrowings	14.3	10.5	28.4	21.4	49.2		44.4		47.1
Interest income					0		0		(0.1)
Change in derivative fair value		2.0	(0.4)	0.8	1.3		5.3		(7.0)
Loss on swap terminations	26.7		26.7
Impairment on investment					6.7		0		0
Other non-operating expense	2.4		2.4	0.1	1.7		0.2		(1.9)
Total	43.4	12.5	57.1	22.3	58.9		49.9		38.1
INCOME BEFORE INCOME TAXES	1.9	37.7	5.2	42.9	134.8		140.7		130.1
Income tax expense	0.1	0.1	0.2	0.2	0.3		0.5		0.8
Equity loss from investment, net					0		0.7		0.8
NET INCOME	$ 1.8	$ 37.6	$ 5.0	$ 42.7	$ 134.5		$ 139.5		$ 128.5

[1]	Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.
[2]	Pursuant to the NCM LLC operating agreement, as the sole manager of NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the president and chief executive officer, president of sales and marketing, executive vice president and chief financial officer, executive vice president and chief operations officer and executive vice president and general counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.